Significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2023
Significant accounting policies
Schedule of estimated useful lives

Buildings	10 – 45 years / Straight - line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years / UOP
ROU asset	2 – 30 years
Mine development	UOP